Significant Accounting Policies - Cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents:
Cash and cash equivalents	$ 129,410	$ 65,663	$ 139,170
Restricted Cash:
Debt repayments related to Eurobank	$ 30,000